PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.


                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HERITAGE MONEY FUND
                           STRONG HIGH-YIELD BOND FUND
                      STRONG HIGH-YIELD MUNICIPAL BOND FUND
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                            STRONG MONEY MARKET FUND
                           STRONG MUNICIPAL BOND FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                           STRONG TAX-FREE MONEY FUND
                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                         STRONG WISCONSIN TAX-FREE FUND

 Supplement to the Statement of Additional Information dated March 1, 2002, as supplemented on December 26, 2002.


STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective   immediately,   the  information  describing  the  Strong  Short-Term
Municipal Bond Fund is deleted and replaced by a separate Statement of Additional Information dated January 31, 2003.

IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


         THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                              IS JANUARY 31, 2003.






                                                          FIXSAIS/WH4019  01-03